Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.8%
RTX Corp.	201,847	$ 17,748,407

Automobiles - 2.2%
Tesla, Inc. (A)	172,529	46,139,430

Beverages - 2.6%
Brown-Forman Corp., Class B	176,796	12,481,798
Constellation Brands, Inc., Class A	70,762	19,303,874
Monster Beverage Corp. (A)	381,650	21,941,058

		53,726,730

Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc. (A)	75,369	26,555,513

Broadline Retail - 4.9%
Amazon.com, Inc. (A)	775,198	103,628,469

Building Products - 0.6%
Builders FirstSource, Inc. (A)	90,682	13,097,201

Capital Markets - 2.2%
Ares Management Corp., Class A	150,730	14,955,430
Morgan Stanley	133,827	12,253,200
S&P Global, Inc.	46,721	18,431,902

		45,640,532

Chemicals - 1.6%
Albemarle Corp.	45,424	9,642,607
Sherwin-Williams Co.	86,460	23,906,190

		33,548,797

Consumer Finance - 0.7%
American Express Co.	91,959	15,530,036

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	256,622	22,662,289
CDW Corp.	119,487	22,352,433
Jabil, Inc.	219,662	24,309,993

		69,324,715

Financial Services - 4.4%
Block, Inc. (A)	150,340	12,106,880
FleetCor Technologies, Inc. (A)	54,622	13,595,962
Mastercard, Inc., Class A	166,074	65,479,657

		91,182,499

Ground Transportation - 0.9%
Uber Technologies, Inc. (A)	381,272	18,857,713

Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (A)	228,140	11,829,059
Dexcom, Inc. (A)	129,873	16,176,981
Edwards Lifesciences Corp. (A)	181,369	14,884,954

		42,890,994

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	106,421	53,888,402

Health Care Technology - 1.0%
Veeva Systems, Inc., Class A (A)	98,697	20,155,901

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc., Class A (A)	131,220	$ 19,970,372
Chipotle Mexican Grill, Inc. (A)	14,611	28,670,873

		48,641,245

Industrial REITs - 0.1%
Prologis, Inc.	21,735	2,711,441

Insurance - 0.8%
Arch Capital Group Ltd. (A)	222,072	17,252,774

Interactive Media & Services - 10.6%
Alphabet, Inc., Class A (A)	819,496	108,763,509
Meta Platforms, Inc., Class A (A)	304,810	97,112,466
ZoomInfo Technologies, Inc. (A)	656,108	16,776,682

		222,652,657

IT Services - 0.6%
GoDaddy, Inc., Class A (A)	164,540	12,684,389

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	36,421	19,982,746

Machinery - 3.6%
Deere & Co.	74,215	31,882,764
Ingersoll Rand, Inc.	297,371	19,409,405
Nordson Corp.	96,912	24,384,029

		75,676,198

Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	61,451	13,867,647

Personal Care Products - 1.2%
Estee Lauder Cos., Inc., Class A	136,702	24,606,360

Pharmaceuticals - 3.3%
Eli Lilly & Co.	113,107	51,412,787
Merck & Co., Inc.	157,311	16,777,218

		68,190,005

Professional Services - 0.8%
Paycom Software, Inc.	47,486	17,510,937

Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc. (A)	144,924	16,579,305
Broadcom, Inc.	54,681	49,139,081
KLA Corp.	53,893	27,698,307
NVIDIA Corp.	222,375	103,913,614
Texas Instruments, Inc.	137,687	24,783,660

		222,113,967

Software - 17.3%
Cadence Design Systems, Inc. (A)	80,090	18,741,861
HubSpot, Inc. (A)	21,297	12,363,973
Microsoft Corp.	627,605	210,825,072
Palo Alto Networks, Inc. (A)	109,048	27,257,638
Salesforce, Inc. (A)	115,912	26,081,359
ServiceNow, Inc. (A)	64,086	37,362,138
Workday, Inc., Class A (A)	129,840	30,788,959

		363,421,000

Specialty Retail - 1.3%
TJX Cos., Inc.	304,070	26,311,177

Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	1,141,793	224,305,235

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.9%
Lululemon Athletica, Inc. (A)	72,248	$ 27,348,035
NIKE, Inc., Class B	300,245	33,144,046

		60,492,081

Total Common Stocks (Cost $1,150,917,172)		2,072,335,198

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $13,837,549 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $14,113,401.	$ 13,836,588	13,836,588

Total Repurchase Agreement (Cost $13,836,588)		13,836,588

Total Investments (Cost $1,164,753,760)		2,086,171,786
Net Other Assets (Liabilities) - 0.5%		9,888,740

Net Assets - 100.0%		$ 2,096,060,526

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,072,335,198	$—	$—	$2,072,335,198
Repurchase Agreement	—	13,836,588	—	13,836,588

Total Investments	$2,072,335,198	$13,836,588	$—	$2,086,171,786

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica US Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3